OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION - Narrative (Details) $ in Millions	12 Months Ended
	Mar. 31, 2020 CAD ($) business_segments		Mar. 31, 2019 CAD ($)
Disclosure of operating segments [abstract]
Number of operating segments | business_segments	3
Royalty agreement, term	20 years
Disclosure of operating segments [line items]
Addition of assets through the monetization of royalties	$ 0.0	[1]	$ 202.7
Intangible assets | Civil Aviation Training Solutions
Disclosure of operating segments [line items]
Addition of assets through the monetization of royalties	156.7
Property, plant and equipment | Civil Aviation Training Solutions
Disclosure of operating segments [line items]
Addition of assets through the monetization of royalties	$ 46.0

[1]	Refer to Note 2 - Changes in accounting policies for the impact of adopting IFRS16.